Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent events
On October 4, 2024, the Company entered into a Mutual Termination Agreement to terminate that certain Game Development Agreement previously entered into by and between the Company and DDI-US, with effect from August 31, 2024. Concurrently with the termination, the Company, through DDI-US, entered into a new Game Development Agreement with DoubleU Games, with effect from September 1, 2024. Pursuant to the new Game Development Agreement, DoubleU Games will develop certain social casino game software and titles for the Company, and the Company will pay DoubleU Games development fees equal to DoubleU Games’ development costs plus a certain percentage of such development costs. The initial term of the new Game Development Agreement is three years, subject to early termination or renewal.